Cover	Aug. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2024
Entity File Number	000-56370
Entity Registrant Name	TEGO CYBER INC.
Entity Central Index Key	0001815632
Entity Tax Identification Number	84-2678167
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8565 South Eastern Avenue
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89123
City Area Code	(855)
Local Phone Number	939-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false